SEGMENT INFORMATION - Schedule of Geographic and Major Customers Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Non-current assets, excluding financial instruments	$ 464,482	$ 491,358
Operating revenue	281,480	310,641	$ 349,846
Taiwan
Disclosure of operating segments [line items]
Non-current assets, excluding financial instruments	448,335	474,063
Operating revenue	270,390	298,040	328,527
India
Disclosure of operating segments [line items]
Non-current assets, excluding financial instruments	15,270	17,004
Others
Disclosure of operating segments [line items]
Non-current assets, excluding financial instruments	877	291
Operating revenue	$ 11,090	$ 12,601	$ 21,319